Corporate History and the Merger	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Corporate History and the Merger

Corporate History and the Merger

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with the name “Eaglecrest Resources, Inc.” and 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, par value of $0.006 per share. On November 4, 2011, the Company amended its Articles of Incorporation to decrease the par value of its common stock from $0.006 to $0.001 per share. On November 25, 2011, the Company amended its Articles of Incorporation to change its name from “Eaglecrest Resources, Inc.” to “Oryon Holdings, Inc.” On May 5, 2012, the Company amended its Articles of Incorporation to change its name from “Oryon Holdings, Inc.” to “Oryon Technologies, Inc.”

The Company was organized for the purpose of acquiring and developing mineral properties. A mineral claim, with unknown reserves, was acquired in August 2007, became impaired in January 2008 and was written off, and the Company had limited operations subsequently. The Company never established the existence of a commercially minable ore deposit and therefore did not reach the exploration stage.

On October 24, 2011, the Company entered into a binding letter of intent (“LOI”) with OTLLC in connection with a proposed reverse acquisition transaction (the “Merger”) between the Company and OTLLC whereby OTLLC agreed to merge with Oryon Merger Sub, LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), in exchange for the issuance to the members of OTLLC of eight (8) shares of the Company’s common stock for each outstanding membership unit of OTLLC, which was equal to a total of 16,502,121 shares (assuming that none of OTLLC’s existing Series C Notes were converted before the closing of the Merger).

In accordance with the terms of the LOI, the terms and conditions of the Merger were thereafter set forth in a formal definitive agreement. To that end, on March 9, 2012, the Company entered into an agreement and plan of merger by and between the Company, OTLLC and Merger Sub (the “Merger Agreement”). Upon the closing of the Merger on May 4, 2012 (the “Closing Date”), OTLLC became a wholly-owned subsidiary of the Company, the Company issued 16,502,121 shares of common stock to the members of OTLLC and the promissory notes receivable from OTLLC became intercompany obligations within the corporate group (and have been cancelled).

As a result of the Merger, the OTLLC members acquired the majority of the Company’s issued and outstanding common stock, OTLLC became our wholly-owned subsidiary, and the Company acquired the business and operations of OTLLC. In conjunction with the Merger, OTLLC assumed no liabilities from the Company and all members of the Company’s executive management are from OTLLC. The Company filed a Current Report on Form 8-K, as amended, dated May 4, 2012, describing the Merger and providing information concerning OTLLC.

The Merger was accounted for as a reverse-merger and recapitalization in accordance with GAAP. OTLLC is deemed to be the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of OTLLC and are recorded at the historical cost basis of OTLLC, and the consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and OTLLC, historical operations of OTLLC and operations of the Company from the Closing Date. Membership units and the corresponding capital amounts of OTLLC pre-Merger have been retroactively restated as shares of common stock reflecting the eight (8) to one exchange ratio of the Merger. All references in the financial statements and notes thereto to equity securities and all equity related historical financial measurements including weighted average shares outstanding, earnings per share, par value of common stock, additional paid in capital, option exercise prices and warrant exercise prices have been retroactively restated to reflect the Merger exchange ratio.

The Company’s common stock is quoted on the OTCQB tier of the U.S. OTC Market under the symbol ORYN.

Corporate History and the Merger

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with the name “Eaglecrest Resources, Inc.” and 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, par value of $0.006 per share. On November 4, 2011, the Company amended its Articles of Incorporation to decrease the par value of its common stock from $0.006 to $0.001 per share. On November 25, 2011, the Company amended its Articles of Incorporation to change its name from “Eaglecrest Resources, Inc.” to “Oryon Holdings, Inc.” On May 5, 2012, the Company amended its Articles of Incorporation to change its name from “Oryon Holdings, Inc.” to “Oryon Technologies, Inc.”

The Company was organized for the purpose of acquiring and developing mineral properties. A mineral claim, with unknown reserves, was acquired in August 2007, became impaired in January 2008 and was written off, and the Company had limited operations subsequently. The Company never established the existence of a commercially minable ore deposit and therefore did not reach the exploration stage.

On October 24, 2011, the Company entered into a binding letter of intent (“LOI”) with OTLLC in connection with a proposed reverse acquisition transaction (the “Merger”) between the Company and OTLLC whereby OTLLC agreed to merge with Oryon Merger Sub, LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), in exchange for the issuance to the members of OTLLC of eight (8) shares of the Company’s common stock for each outstanding membership unit of OTLLC, which was equal to a total of 16,502,121 shares (assuming that none of OTLLC’s existing Series C Notes were converted before the closing of the Merger).

In accordance with the terms of the LOI, the terms and conditions of the Merger were thereafter set forth in a formal definitive agreement. To that end, on March 9, 2012, the Company entered into an agreement and plan of merger by and between the Company, OTLLC and Merger Sub (the “Merger Agreement”). Upon the closing of the Merger on May 4, 2012 (the “Closing Date”), OTLLC became a wholly-owned subsidiary of the Company, the Company issued 16,502,121 shares of common stock to the members of OTLLC and the promissory notes receivable from OTLLC became intercompany obligations within the corporate group (and have been cancelled).

As a result of the Merger, the OTLLC members acquired the majority of the Company’s issued and outstanding common stock, OTLLC became our wholly-owned subsidiary, and the Company acquired the business and operations of OTLLC. In conjunction with the Merger, OTLLC assumed no liabilities from the Company and all members of the Company’s executive management are from OTLLC. The Company filed a Current Report on Form 8-K, as amended, dated May 4, 2012, describing the Merger and providing information concerning OTLLC.

The Merger was accounted for as a reverse-merger and recapitalization in accordance with GAAP. OTLLC is deemed to be the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of OTLLC and are recorded at the historical cost basis of OTLLC, and the consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and OTLLC, historical operations of OTLLC and operations of the Company from the Closing Date. Membership units and the corresponding capital amounts of OTLLC pre-Merger have been retroactively restated as shares of common stock reflecting the eight (8) to one exchange ratio of the Merger. All references in the financial statements and notes thereto to equity securities and all equity related historical financial measurements including weighted average shares outstanding, earnings per share, par value of common stock, additional paid in capital, option exercise prices and warrant exercise prices have been retroactively restated to reflect the Merger exchange ratio.

The Company’s common stock is quoted on the OTCQB tier of the U.S. OTC Market under the symbol ORYN.